UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21881
Oppenheimer Rochester Minnesota Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: March 31
Date of reporting period: 9/30/2011

Item 1. Reports to Stockholders.
September 30, 2011 Oppenheimer Management Rochester® Commentary Minnesota and Semiannual Municipal Fund Report MANAGEMENT COMMENTARY An Interview with Your Fund’s Portfolio Managers SEMI ANNUAL REPORT Listing of Top Holdings Financial Statements “If you’re looking for guidance about current market conditions and fixed-income strategies, it seems likely that portfolio managers with a long and focused track record in municipal bond investing would have sharper insights than any new media personality.” Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories

Hospital/Healthcare	19.7%
Tax Increment Financing	15.1
Adult Living Facilities	10.9
Higher Education	9.1
Multi-Family Housing	9.0
Marine/Aviation Facilities	8.6
Single Family Housing	4.4
Electric Utilities	3.1
Education	2.9
Industrial Conglomerates	2.9
Portfolio holdings are subject to change. Percentages are as of September 30, 2011, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total

AAA	3.2%
AA	26.6
A	19.4
BBB	11.0
BB and Lower	0.7
Unrated	39.1

Total	100.0%
The percentages above are based on the market value of the Fund’s securities as of September 30, 2011, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.
For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.
10 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
This report must be preceded or accompanied by the current prospectus of Oppenheimer Rochester Minnesota Municipal Fund. Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class A returns include the current maximum initial sales of 4.75%.
Class B shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 11/7/06. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 7/29/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
11 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
12 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	April 1, 2011	September 30, 2011	September 30, 2011[1,2]

Actual
Class A	$1,000.00	$1,115.60	$5.26
Class B	1,000.00	1,111.50	9.25
Class C	1,000.00	1,111.50	9.25
Class Y	1,000.00	1,040.00	1.40

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.10	5.03
Class B	1,000.00	1,016.34	8.83
Class C	1,000.00	1,016.34	8.83
Class Y	1,000.00	1,021.16	3.96

1.	Actual expenses paid for Classes A, B and C are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Actual expenses paid for Class Y are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 64/365 to reflect the period from July 29, 2011 (inception of offering) to September 30, 2011.

2.	Hypothetical expenses paid for all classes are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
Those annualized expense ratios based on the 6-month period ended September 30, 2011 for Classes A, B and C and for the period from July 29, 2011 (inception of offering) to September 30, 2011 for Class Y are as follows:

Class	Expense Ratios

Class A	0.99%
Class B	1.74
Class C	1.74
Class Y	0.78
The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
13 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS September 30, 2011 / Unaudited

Principal
Amount		Coupon		Maturity	Value

Municipal Bonds and Notes—104.6%
Minnesota—101.3%
$120,000	Aitkin, MN Health Care Facilities (Riverwood Healthcare Center)	5.600%		02/01/2032	$110,084
50,000	Alexandria, MN Health Care Facilities (Board of Social Ministry)	6.000		07/01/2032	50,123
25,000	Anoka County, MN Hsg. & Redevel. Authority (Premier FMC)	6.625		05/01/2030	25,398
1,000,000	Anoka County, MN Hsg. & Redevel. Authority (Woodland Park Apts.)	5.000		04/01/2027	1,042,210
25,000	Apple Valley, MN EDA (Evercare Senior Living)	6.000		12/01/2025	24,531
205,000	Apple Valley, MN EDA (Evercare Senior Living)	6.125		06/01/2035	195,562
250,000	Apple Valley, MN Hsg. & Health Care (Seasons at Apple Valley)	6.750		03/01/2040	251,973
25,000	Austin, MN GO	5.000		10/01/2018	25,041
750,000	Austin, MN Hsg. & Redevel. Authority (Chauncey & Courtyard Apts.)	5.000		01/01/2031	803,348
430,000	Baytown, MN Township (St. Croix Preparatory Academy)	7.000		08/01/2038	425,326
150,000	Becker, MN Pollution Control (Northern States Power Company)	8.500		03/01/2019	161,271
2,000,000	Becker, MN Pollution Control (Northern States Power Company)	8.500		04/01/2030	2,099,680
10,000	Bemidji, MN Health Care Facilities (North Country Health Services)	5.000		09/01/2031	9,544
1,025,000	Buffalo, MN Health Care (Central Minnesota Senior Hsg.)	5.375		09/01/2026	974,970
1,000,000	Chippewa County, MN Gross Revenue (Montevideo Hospital)	5.500		03/01/2037	965,470
145,000	Cloquet, MN Pollution Control (Potlach Corp.)	5.900		10/01/2026	139,438
200,000	Cokato, MN Senior Hsg. (Cokato Charitable Trust)	5.250		12/01/2026	184,992
315,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.000		02/15/2017	296,686
1,000,000	Columbia Heights, MN EDA Tax Increment (Huset Park Area Redevel.)	5.375		02/15/2032	786,760
900,000	Columbia Heights, MN Multifamily & Health Care Facilities (Crest View Corp.)	5.700		07/01/2042	701,757
750,000	Cottage Grove, MN Senior Hsg.	5.250		12/01/2046	631,688
200,000	Cuyuna Range, MN Hospital District Health Facilities	5.000		06/01/2029	187,270
30,000	Dakota County, MN Community Devel. Agency (Grande Market Place)	5.400		11/20/2043	30,098
200,000	Dakota County, MN Community Devel. Agency (Regent Burnsville)	6.000		07/01/2045	186,690
5,000	Douglas County, MN Alexandria Hsg. & Redevel. Authority (Windmill Ponds)	2.810	[1]	07/01/2015	3,929
14 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$200,000	Douglas County, MN Hsg. & Redevel. Authority	5.600%	02/01/2024	$226,708
1,460,000	Duluth, MN Hsg. & Redevel. Authority (Benedictine Health Center)	5.875	11/01/2033	1,340,119
500,000	Duluth, MN Hsg. & Redevel. Authority (Public Schools Academy)	5.875	11/01/2040	463,040
10,000	Eden Prairie, MN Multifamily Hsg. (SE Rolling Hills)	6.000	08/20/2021	10,516
500,000	Eveleth, MN Health Care (Arrowhead Senior Living Community)	5.200	10/01/2027	405,890
950,000	Falcon Heights, MN (Kaleidoscope Charter School)	6.000	11/01/2037	805,847
400,000	Fergus Falls, MN Health Care Facilities (Lake Region Healthcare)	5.400	08/01/2040	395,072
370,000	Golden Valley, MN (CRC/CAH/BCH/ECH Obligated Group)	5.500	12/01/2029	356,998
120,000	Grand Rapids, MN Hsg. and Redevel. Authority (Lakeshore)	5.700	10/01/2029	114,421
50,000	Hastings, MN Health Care Facility (Regina Medical Center)	5.300	09/15/2028	47,015
385,000	Hopkins, MN Hsg. & Redevel. Authority (Excelsior Crossings)	5.625	02/01/2030	395,303
110,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.500	04/01/2023	95,539
180,000	International Falls, MN Pollution Control (Boise Cascade Corp.)	5.650	12/01/2022	158,816
115,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850	12/01/2029	104,465
500,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	5.700	09/01/2036	471,350
525,000	Lake Crystal, MN Hsg. (Ecumen-Second Century)	6.250	09/01/2040	541,443
500,000	Lamberton, MN Solid Waste (Highwater Ethanol)	8.500	12/01/2022	366,620
500,000	Litchfield, MN Electric Utility	5.000	02/01/2029	534,785
250,000	Little Canada, MN Senior Hsg. (PHS/Mayfield)	6.000	12/01/2030	252,358
180,000	Maple Grove, MN Health Care Facilities (North Care)	5.000	09/01/2029	175,316
500,000	Maplewood, MN Health Care Facility (VOA Care Centers)	5.375	10/01/2024	457,695
490,000	Maplewood, MN Hsg. & Health Care (Ecumen Headquarters)	6.375	03/01/2040	510,350
495,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2027	501,554
670,000	Meeker County, MN (Memorial Hospital)	5.750	11/01/2037	658,416
35,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (CHC/CHCS Obligated Group)	5.250	08/15/2035	37,020
650,000	Minneapolis & St. Paul, MN Hsg. & Redevel. Authority (GHP/HPA/HP Obligated Group)	5.875	12/01/2029	665,327
152,637	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.000	12/01/2038	153,142
15 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$851,989	Minneapolis & St. Paul, MN Hsg. Finance Board (Single Family Mtg.)	5.250%	12/01/2040	$911,841
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2020	1,110,510
1,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2022	1,088,280
85,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2022	87,707
160,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2023	170,035
25,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission	5.000	01/01/2028	25,236
8,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[2]	5.000	01/01/2035	8,542,640
55,000	Minneapolis, MN (Carechoice Member)	5.875	04/01/2024	50,618
85,000	Minneapolis, MN (Sports Arena)	5.400	07/01/2030	85,029
485,000	Minneapolis, MN Collateralized Multifamily Hsg. (Vantage Flats)	5.200	10/20/2048	487,551
10,000	Minneapolis, MN Community Devel. Agency (Cord-Sets)	5.500	06/01/2018	10,033
420,000	Minneapolis, MN Community Devel. Agency (Riverside Homes of Minneapolis)	6.200	09/01/2029	420,361
500,000	Minneapolis, MN Devel. (Limited Tax Supported Community Bond Fund)	6.000	12/01/2040	538,090
1,050,000	Minneapolis, MN Health Care System (Fairview Health Services/FSP/FSH/FRCS/RRHS/ FRWHS Obligated Group)	6.500	11/15/2038	1,190,753
55,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/ FRWHS Obligated Group)	6.625	11/15/2028	61,467
150,000	Minneapolis, MN Health Care System (Fairview Health System/FSP/FSH/FRCS/RRHS/ FRWHS Obligated Group)	6.375	11/15/2023	172,119
550,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.400	04/01/2028	456,214
200,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)	5.500	04/01/2042	154,834
50,000	Minneapolis, MN Multifamily Hsg. (Bottineau Commons)	5.450	04/20/2043	50,122
20,000	Minneapolis, MN Multifamily Hsg. (East Village Hsg. Corp.)	5.750	10/20/2042	20,223
250,000	Minneapolis, MN Supported Devel. (Common Bond Fund)	5.000	06/01/2028	248,865
380,000	Minneapolis, MN Tax Increment (East River/Unocal Site)	5.250	02/01/2026	341,335
600,000	Minneapolis, MN Tax Increment (Grant Park)	5.200	02/01/2022	568,146
1,750,000	Minneapolis, MN Tax Increment (Grant Park)	5.350	02/01/2030	1,549,730
500,000	Minneapolis, MN Tax Increment (Ivy Tower)	5.500	02/01/2022	384,045
16 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$1,250,000	Minneapolis, MN Tax Increment (St. Anthony Falls)	5.750%	02/01/2027	$1,172,400
635,000	Minneapolis, MN Tax Increment (Unocal Site)	5.400	02/01/2031	554,882
5,000	Minneota, MN Hsg. Facilities (Madison Ave. Apartments)	5.750	04/01/2019	5,015
40,000	Minnetonka, MN Multifamily Hsg. (Cedar Hills East/Cedar Hills West)	5.900	10/20/2019	40,063
155,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2022	155,412
115,000	MN Agricultural & Economic Devel. Board (Fairview Health Services/FRRHS/FRWHS Obligated Group)	6.375	11/15/2029	115,170
480,000	MN Agricultural & Economic Devel. Board (Fairview Hospital and Healthcare Service)	5.750	11/15/2026	480,432
250,000	MN HEFA (Ausburg College)	5.000	05/01/2036	242,253
410,000	MN HEFA (Bethel University)	5.500	05/01/2022	418,462
20,000	MN HEFA (College of St. Catherine)	5.375	10/01/2032	20,093
875,000	MN HEFA (College of St. Scholastica)	5.125	12/01/2040	889,534
1,000,000	MN HEFA (College of St. Scholastica)	5.250	12/01/2035	1,030,390
150,000	MN HEFA (College of St. Scholastica)	6.000	12/01/2028	163,782
500,000	MN HEFA (College of St. Scholastica)	6.300	12/01/2040	539,255
500,000	MN HEFA (Hamline University)	5.000	10/01/2029	511,830
500,000	MN HEFA (Hamline University)	6.000	10/01/2032	546,600
500,000	MN HEFA (Macalester College)	5.000	06/01/2035	544,905
45,000	MN HEFA (University of St. Thomas)	5.250	10/01/2034	46,622
750,000	MN HEFA (University of St. Thomas)	5.250	04/01/2039	795,323
100,000	MN HFA (Rental Hsg.)	5.000	08/01/2040	99,313
110,000	MN HFA (Rental Hsg.)	5.200	08/01/2029	110,020
85,000	MN HFA (Rental Hsg.)	5.375	08/01/2028	85,065
295,000	MN HFA (Rental Hsg.)	5.875	08/01/2028	295,215
10,000	MN HFA (Rental Hsg.)	5.950	02/01/2015	10,032
5,000	MN HFA (Rental Hsg.)	6.000	02/01/2022	5,008
25,000	MN HFA (Rental Hsg.)	6.125	08/01/2021	25,037
15,000	MN HFA (Rental Hsg.)	6.150	08/01/2025	15,015
95,000	MN HFA (Residential Hsg.)	5.000	07/01/2023	98,082
630,000	MN HFA (Residential Hsg.)	5.050	07/01/2034	649,259
245,000	MN HFA (Residential Hsg.)	5.100	07/01/2031	247,168
80,000	MN HFA (Residential Hsg.)	5.100	07/01/2038	80,304
710,000	MN HFA (Residential Hsg.)	5.100	01/01/2040	730,363
35,000	MN HFA (Residential Hsg.)	5.150	07/01/2028	35,607
50,000	MN HFA (Residential Hsg.)	5.250	07/01/2033	50,827
945,000	MN HFA (Residential Hsg.)	5.350	07/01/2033	945,350
17 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$85,000	MN HFA (Residential Hsg.)	5.500%	01/01/2038	$87,088
20,000	MN HFA (Residential Hsg.)	5.650	07/01/2033	20,804
10,000	MN HFA (Residential Hsg.)	5.750	01/01/2038	10,398
25,000	MN HFA (Single Family Mtg.)	5.150	07/01/2019	25,555
5,000	MN HFA (Single Family Mtg.)	5.200	07/01/2013	5,011
20,000	MN HFA (Single Family Mtg.)	5.600	07/01/2022	20,836
10,000	MN HFA (Single Family Mtg.)	5.650	07/01/2031	10,389
10,000	MN HFA (Single Family Mtg.)	5.800	07/01/2021	10,015
15,000	MN HFA (Single Family Mtg.)	5.850	07/01/2019	15,021
615,000	MN HFA (Single Family Mtg.)	5.900	07/01/2025	615,744
750,000	MN Municipal Power Agency	5.250	10/01/2035	794,963
500,000	MN Office of Higher Education (Supplemental Student Loan)	5.000	11/01/2029	527,040
615,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.000	04/01/2017	555,837
1,410,000	MN Seaway Port Authority of Duluth (Northstar Aerospace)	5.200	04/01/2027	1,179,832
55,000	New Hope, MN Hsg. & Health Care Facilities (Minnesota Masonic Home North Ridge)	5.875	03/01/2029	50,304
1,100,000	North Oaks, MN Senior Hsg. (Presbyterian Homes of North Oaks)	6.500	10/01/2047	1,117,424
40,000	Northfield, MN Senior Hsg. (Northfield Manor)	6.000	07/01/2033	38,220
50,000	Oronoco, MN Multifamily Hsg. (Wedum Shorewood Campus)	5.400	06/01/2041	43,000
750,000	Otter Tail County, MN (Prairie Lakes Municipal Solid Waste Authority)	5.000	11/01/2030	789,960
100,000	Park Rapids, MN Health Facilities (Mankato Lutheran Homes)	5.600	08/01/2036	87,971
100,000	Pine City, MN Health Care & Hsg. (North Branch)	6.125	10/20/2047	99,779
110,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.125	06/01/2024	110,194
115,000	Plymouth, MN Health Facilities (Health Span Health System/North Memorial Medical Center Obligated Group)	6.250	06/01/2016	115,144
125,000	Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)	5.750	08/01/2041	111,803
15,000	Ramsey County, MN Hsg. & Redevel. Authority (Hanover Townhouses)	5.625	07/01/2016	15,022
1,000,000	Redwood Falls, MN (Redwood Area Hospital)	5.125	12/01/2036	909,540
250,000	Rochester, MN Health Care & Hsg. (Samaritan Bethany)	7.375	12/01/2041	257,445
750,000	Rochester, MN Health Care Facilities (Olmstead Medical Center)	5.875	07/01/2030	771,090
18 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$25,000	Sartell, MN Environmental Improvement, Series A	5.200%	06/01/2027	$25,004
250,000	Sauk Rapids, MN Health Care Housing Facilities (Good Shepard Lutheran Home)	7.500	01/01/2039	255,225
25,000	South Washington County, MN Independent School District No. 833 COP	5.250	12/01/2014	25,058
10,000	Southern MN Municipal Power Agency	5.000	01/01/2024	11,180
750,000	Southern MN Municipal Power Agency	5.250	01/01/2030	813,630
1,000,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.000	02/01/2031	848,820
750,000	St. Anthony, MN Hsg. & Redevel. Authority (Silver Lake Village)	5.625	02/01/2031	689,085
250,000	St. Louis Park, MN EDA (Hoigaard Village)	5.000	02/01/2023	251,900
1,500,000	St. Louis Park, MN Health Care Facilities (Nicollett Health Services)	5.750	07/01/2039	1,536,090
50,000	St. Louis Park, MN Health Care Facilities (PNMH/PNMC Holdings/PNI Obligated Group)	5.500	07/01/2023	53,647
760,000	St. Paul, MN Hsg. & Redevel. Authority (559 Capital Blvd./HSJH/BLMC/DRH/HESJH Obligated Group)	5.700	11/01/2015	760,334
600,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)	7.000	09/15/2037	515,124
400,000	St. Paul, MN Hsg. & Redevel. Authority (Community of Peace Building Company)	5.000	12/01/2036	324,420
300,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)	6.250	03/01/2029	297,312
400,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)	6.000	11/15/2025	403,596
215,000	St. Paul, MN Hsg. & Redevel. Authority (HealthEast/HESJH/HSJH Obligation Group)	6.000	11/15/2035	210,954
150,000	St. Paul, MN Hsg. & Redevel. Authority (Hmong Academy)	6.000	09/01/2036	130,835
750,000	St. Paul, MN Hsg. & Redevel. Authority (Minneapolis Public Radio)	5.000	12/01/2025	815,760
500,000	St. Paul, MN Hsg. & Redevel. Authority (Package Facilities)	5.000	08/01/2035	519,325
500,000	St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard Shaller)	5.250	10/01/2042	418,810
750,000	St. Paul, MN Hsg. & Redevel. Authority (Selby Grotto Hsg.)	5.500	09/20/2044	756,735
875,000	St. Paul, MN Hsg. & Redevel. Authority (Smith Avenue)	5.000	08/01/2035	898,765
700,000	St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)	7.000	03/01/2029	700,679
200,000	St. Paul, MN Hsg. & Redevel. Authority (Wellington)	5.100	02/01/2024	200,200
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facilities (Carondelet Village)	6.000	08/01/2035	512,670
19 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal
Amount		Coupon	Maturity	Value

Minnesota Continued
$25,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)	5.250%	05/15/2017	$27,278
500,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (GHP/RH/MAC Obligated Group)	5.250	05/15/2036	490,150
5,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)	5.200	05/15/2013	5,012
50,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)	5.250	05/15/2018	50,070
35,000	St. Paul, MN Hsg. & Redevel. Authority Health Care Facility (Regions Hospital)	5.300	05/15/2028	35,002
55,000	St. Paul, MN Independent School District No. 625 COP	6.375	02/01/2013	55,272
2,445,000	St. Paul, MN Port Authority (Great Northern)	6.000	03/01/2030	2,297,200
50,000	St. Paul, MN Port Authority (Office Building)	5.250	12/01/2027	51,012
100,000	St. Paul, MN Port Authority (Office Building)	5.250	12/01/2027	102,024
1,375,000	St. Paul, MN Port Authority (Regions Hospital Parking Ramp)	5.000	08/01/2036	1,264,079
150,000	Stearns County, MN (St. John’s Prep School)	5.600	10/01/2024	150,344
900,000	Stillwater, MN Multifamily (Orleans Homes)	5.375	02/01/2032	745,083
440,000	Stillwater, MN Multifamily (Orleans Homes)	5.500	02/01/2042	349,562
500,000	University of Minnesota	5.000	12/01/2036	552,790
750,000	University of Minnesota	5.250	12/01/2031	855,630
10,000	University of Minnesota	6.200	09/01/2012	10,201
25,000	Virginia, MN Hsg. & Redevel. Authority Health Care Facilities	5.375	10/01/2030	25,197
75,000	Washington County, MN Hsg. & Redevel. Authority (Briar Pond)	5.550	08/20/2024	75,079
25,000	Washington County, MN Hsg. & Redevel. Authority (Briar Pond)	5.600	08/20/2034	25,021
115,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)	5.375	11/15/2018	115,002
15,000	Washington County, MN Hsg. & Redevel. Authority (HealthEast Bethesda Hospital)	5.375	11/15/2018	15,000
15,000	Western, MN Municipal Power Agency	5.000	01/01/2026	15,456
155,000	Willmar, MN Hsg. & Redevel. Authority (Highlands Apts.)	5.850	06/01/2019	155,082
750,000	Winona, MN Health Care Facilities (Winona Health Services/Winona Senior Services Obligated Group)	6.000	07/01/2034	757,193
15,000	Woodbury, MN Senior Hsg. (Presbyterian Homes Hsg. & Assisted Living)	6.150	07/01/2019	15,013

				79,648,175
20 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Principal
Amount		Coupon		Maturity	Value

U.S. Possessions—3.3%
$250,000	Puerto Rico Electric Power Authority, Series CCC	5.250%		07/01/2028	$257,313
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	250,585
5,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		02/01/2019	5,002
90,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	95,795
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[3]	08/01/2034	508,800
2,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.160	[3]	08/01/2036	444,840
500,000	Puerto Rico Sales Tax Financing Corp., Series C	5.250		08/01/2041	514,020
500,000	Puerto Rico Sales Tax Financing Corp., Series C	6.000		08/01/2039	545,770

					2,622,125
Total Investments, at Value (Cost $79,965,488)—104.6%					82,270,300

Liabilities in Excess of Other Assets—(4.6)					(3,597,938)

Net Assets—100.0%					$78,672,362

Footnotes to Statement of Investments

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See Note 1 of the accompanying Notes.

3.	Zero coupon bond reflects effective yield on the date of purchase.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 30, 2011 based on valuation input level:

		Level 2—	Level 3—
	Level 1—	Other Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Minnesota	$—	$79,648,175	$—	$79,648,175
U.S. Possessions	—	2,622,125	—	2,622,125

Total Assets	$—	$82,270,300	$—	$82,270,300

21 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
To simplify the listings of securities, abbreviations are used per the table below:

BCH	Bethany Covenant Home

BLMC	Bethesda Lutheran Medical Center

CAH	Colonial Acres Home

CHC	Children’s Health Care

CHCS	Children’s Health Care Services

COP	Certificates of Participation

CRC	Covenant Retirement Communities

DRH	D.R. Hospital

ECH	Ebenezer Covenant Home

EDA	Economic Devel. Authority

FRCS	Fairview Regional Community Services

FRRHS	Fairview Range Regional Health Services

FRWHS	Fairview Red Wing Health Services

FSH	Fairview Seminary Home

FSP	Fairview Seminary Plaza

GHP	Group Health Plan

GO	General Obligation

HEFA	Higher Education Facilities Authority

HESJH	HealthEast St. John’s Hospital

HFA	Housing Finance Agency

HP	Healthpartners

HPA	Healthpartners Administrators

HSJH	HealthEast St. Joseph’s Hospital

ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

MAC	Midwest Assurance Company

PHS	Pinnacle Health System

PNI	Park Nicollet Institute

PNMH	Park Nicollet Methodist Hospital

RH	Regions Hospital

ROLs	Residual Option Longs

RRHS	Range Regional Health Services
See accompanying Notes to Financial Statements.
22 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENTS OF ASSETS AND LIABILITIES Unaudited

September 30, 2011

Assets
Investments, at value (cost $79,965,488)—see accompanying statement of investments	$82,270,300
Cash	844,164
Receivables and other assets:
Interest	1,267,058
Shares of beneficial interest sold	608,640
Investments sold	17,067
Other	11,357

Total assets	85,018,586

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	6,000,000
Investments purchased	130,432
Shares of beneficial interest redeemed	117,457
Dividends	33,482
Distribution and service plan fees	15,236
Shareholder communications	13,126
Transfer and shareholder servicing agent fees	4,799
Trustees’ compensation	2,109
Interest expense on borrowings	170
Other	29,413

Total liabilities	6,346,224

Net Assets	$78,672,362

Composition of Net Assets
Par value of shares of beneficial interest	$6,406
Additional paid-in capital	78,743,926
Accumulated net investment income	411,097
Accumulated net realized loss on investments	(2,793,879)
Net unrealized appreciation on investments	2,304,812

Net Assets	$78,672,362

23 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENTS OF ASSETS AND LIABILITIES Unaudited / Continued
Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $59,178,647 and 4,817,822 shares of beneficial interest outstanding)	$12.28
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$12.89
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,199,402 and 179,208 shares of beneficial interest outstanding)	$12.27
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $17,293,282 and 1,409,287 shares of beneficial interest outstanding)	$12.27
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $1,031 and 83.963 shares of beneficial interest outstanding)	$12.28
See accompanying Notes to Financial Statements.
24 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended September 30, 2011

Investment Income
Interest	$2,073,856

Expenses
Management fees	196,518
Distribution and service plan fees:
Class A	66,771
Class B	10,251
Class C	77,393
Transfer and shareholder servicing agent fees:
Class A	18,606
Class B	1,234
Class C	8,220
Shareholder communications:
Class A	7,718
Class B	617
Class C	3,864
Borrowing fees	40,981
Interest expense and fees on short-term floating rate notes issued (See Note 1)	25,991
Interest expense on borrowings	1,816
Administration service fees	750
Trustees’ compensation	674
Custodian fees and expenses	530
Other	21,124

Total expenses	483,058
Less waivers and reimbursements of expenses	(63,267)

Net expenses	419,791

Net Investment Income	1,654,065

Realized and Unrealized Gain (Loss)
Net realized loss on investments	(119,122)
Net change in unrealized appreciation/depreciation on investments	6,195,486

Net Increase in Net Assets Resulting from Operations	$7,730,429

See accompanying Notes to Financial Statements.
25 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	September 30, 2011	March 31,
	(Unaudited)	2011

Operations
Net investment income	$1,654,065	$3,239,294
Net realized loss	(119,122)	(446,622)
Net change in unrealized appreciation/depreciation	6,195,486	(3,682,713)

Net increase (decrease) in net assets resulting from operations	7,730,429	(890,041)

Dividends and/or Distributions to Shareholders

Dividends from net investment income:
Class A	(1,355,627)	(2,430,679)
Class B	(44,223)	(84,198)
Class C	(331,135)	(696,469)
Class Y	(9)	—

	(1,730,994)	(3,211,346)

Beneficial Interest Transactions

Net increase in net assets resulting from beneficial interest transactions:
Class A	4,920,649	18,361,274
Class B	112,063	621,169
Class C	1,596,783	8,160,488
Class Y	1,000	—

	6,630,495	27,142,931

Net Assets
Total increase	12,629,930	23,041,544
Beginning of period	66,042,432	43,000,888

End of period (including accumulated net investment income of $411,097 and $488,026, respectively)	$78,672,362	$66,042,432

See accompanying Notes to Financial Statements.
26 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

STATEMENT OF CASH FLOWS Unaudited

For the Six Months Ended September 30, 2011

Cash Flows from Operating Activities
Net increase in net assets from operations	$7,730,429
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(2,835,659)
Proceeds from disposition of investment securities	379,933
Short-term investment securities, net	(654,821)
Premium amortization	77,552
Discount accretion	(37,278)
Net realized loss on investments	119,122
Net change in unrealized appreciation/depreciation on investments	(6,195,486)
Change in assets:
Decrease in receivable for securities sold	90,874
Decrease in other assets	8,130
Increase in interest receivable	(97,449)
Change in liabilities:
Increase in payable for securities purchased	130,432
Decrease in other liabilities	(51,669)

Net cash used in operating activities	(1,335,890)
Cash Flows from Financing Activities
Proceeds from bank borrowings	6,100,000
Payments on bank borrowings	(8,700,000)
Proceeds from shares sold	11,599,376
Payments on shares redeemed	(6,937,968)
Cash distributions paid	(214,622)

Net cash provided by financing activities	1,846,786
Net increase in cash	510,896
Cash, beginning balance	333,268

Cash, ending balance	$844,164

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $1,556,471. Cash paid for interest on bank borrowings—$2,224.
Cash paid for interest on short-term floating rate notes issued—$25,991.
See accompanying Notes to Financial Statements.
27 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	September 30, 2011	Year Ended March 31,
Class A	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$11.29	$11.81	$9.68	$12.38	$13.79	$13.60

Income (loss) from investment operations:
Net investment income[2]	.29	.63	.66	.73	.74	.30
Net realized and unrealized gain (loss)	1.01	(.52)	2.12	(2.78)	(1.53)	.09

Total from investment operations	1.30	.11	2.78	(2.05)	(.79)	.39

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.31)	(.63)	(.65)	(.65)	(.62)	(.20)

Net asset value, end of period	$12.28	$11.29	$11.81	$9.68	$12.38	$13.79

Total Return, at Net Asset Value[3]	11.56%	0.84%	29.36%	(16.92)%	(5.89)%	2.85%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$59,179	$49,725	$34,074	$25,181	$22,915	$7,832

Average net assets (in thousands)	$53,823	$45,723	$30,488	$24,459	$15,737	$6,330

Ratios to average net assets:[4]
Net investment income	4.84%	5.35%	6.00%	6.71%	5.70%	5.53%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.96%	1.01%	1.04%	1.03%	1.01%	1.85%
Interest and fees from borrowings	0.12%	0.08%	0.29%	0.71%	1.20%	1.59%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.06%	—	—	—	—

Total expenses	1.15%	1.15%	1.33%	1.74%	2.21%	3.44%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	0.99%	0.94%	1.03%	0.80%	0.80%	0.80%

Portfolio turnover rate	1%	17%	14%	20%	33%	0%

1.	For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as a percentage of average annual net assets would not exceed 0.80%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
28 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Six Months
	Ended
	September 30, 2011	Year Ended March 31,
Class B	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$11.28	$11.80	$9.67	$12.37	$13.78	$13.60

Income (loss) from investment operations:
Net investment income[2]	.24	.54	.58	.65	.64	.26
Net realized and unrealized gain (loss)	1.01	(.52)	2.12	(2.79)	(1.53)	.08

Total from investment operations	1.25	.02	2.70	(2.14)	(.89)	.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.54)	(.57)	(.56)	(.52)	(.16)

Net asset value, end of period	$12.27	$11.28	$11.80	$9.67	$12.37	$13.78

Total Return, at Net Asset Value[3]	11.15%	0.09%	28.43%	(17.57)%	(6.60)%	2.48%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,199	$1,914	$1,406	$635	$547	$215

Average net assets (in thousands)	$2,059	$1,842	$993	$622	$373	$95

Ratios to average net assets:[4]
Net investment income	4.08%	4.60%	5.19%	5.96%	4.95%	4.75%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.79%	1.82%	1.95%	2.09%	2.12%	7.28%
Interest and fees from borrowings	0.12%	0.08%	0.29%	0.71%	1.20%	1.59%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.06%	—	—	—	—

Total expenses	1.98%	1.96%	2.24%	2.80%	3.32%	8.87%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.74%	1.69%	1.80%	1.55%	1.55%	1.55%

Portfolio turnover rate	1%	17%	14%	20%	33%	0%

1.	For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
29 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	September 30, 2011	Year Ended March 31,
Class C	(Unaudited)	2011	2010	2009	2008	2007[1]

Per Share Operating Data
Net asset value, beginning of period	$11.28	$11.79	$9.67	$12.37	$13.78	$13.60

Income (loss) from investment operations:
Net investment income[2]	.24	.54	.57	.65	.63	.26
Net realized and unrealized gain (loss)	1.01	(.51)	2.11	(2.79)	(1.53)	.08

Total from investment operations	1.25	.03	2.68	(2.14)	(.90)	.34

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.26)	(.54)	(.56)	(.56)	(.51)	(.16)

Net asset value, end of period	$12.27	$11.28	$11.79	$9.67	$12.37	$13.78

Total Return, at Net Asset Value[3]	11.15%	0.16%	28.31%	(17.57)%	(6.64)%	2.47%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$17,293	$14,403	$7,521	$2,029	$2,256	$164

Average net assets (in thousands)	$15,452	$15,492	$4,019	$2,217	$1,119	$77

Ratios to average net assets:[4]
Net investment income	4.01%	4.55%	5.08%	5.88%	4.87%	4.75%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.77%	1.77%	1.93%	2.13%	1.98%	8.28%
Interest and fees from borrowings	0.12%	0.08%	0.29%	0.71%	1.20%	1.59%
Interest and fees on short-term floating rate notes issued[5]	0.07%	0.06%	—	—	—	—

Total expenses	1.96%	1.91%	2.22%	2.84%	3.18%	9.87%[6]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses[7]	1.74%	1.69%	1.82%	1.55%	1.55%	1.55%

Portfolio turnover rate	1%	17%	14%	20%	33%	0%

1.	For the period from November 7, 2006 (commencement of operations) to March 31, 2007.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

6.	Total expenses ratio is higher due to the Fund’s limited operating history.

7.	Prior to July 1, 2009, the Manager voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses,” as a percentage of average annual net assets would not exceed 1.55%. Effective July 1, 2009, the Manager amended this voluntary undertaking so that this waiver would also exclude interest and fees from borrowings.
See accompanying Notes to Financial Statements.
30 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Period Ended
September 30, 2011[1]
Class Y	(Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$11.91

Income (loss) from investment operations:
Net investment income[2]	.11
Net realized and unrealized gain	.36

Total from investment operations	.47

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.10)

Net asset value, end of period	$12.28

Total Return, at Net Asset Value[3]	4.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1

Average net assets (in thousands)	$1

Ratios to average net assets:[4]
Net investment income	5.26%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.71%
Interest and fees from borrowings	—
Interest and fees on short-term floating rate notes issued[5]	0.07%

Total expenses	0.78%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%

Portfolio turnover rate	1%

1.	For the period from July 29, 2011 (inception of offering) to September 30, 2011.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.
See accompanying Notes to Financial Statements.
31 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Rochester Minnesota Municipal Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended as a non-diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current interest income exempt from federal and Minnesota state income taxes for individual investors as is consistent with preservation of capital. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. Class Y shares were first publicly offered on July 29, 2011.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the
32 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the
33 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $6,000,000 as of September 30, 2011, which represents 7.06% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At September 30, 2011, municipal bond holdings with a value of $8,542,640 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $6,000,000 in short-term floating rate notes issued and outstanding at that date.
     The Fund’s investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be
34 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.
At September 30, 2011, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission ROLs[3]	18.078%	1/1/35	$2,542,640

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater.”

3.	Security is subject to a shortfall and forbearance agreement.
The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in such inverse floating rate securities, if it deems it appropriate to do so. As of September 30, 2011, in addition to the exposure detailed in the preceding table, the Fund’s maximum exposure under such agreements is estimated at $6,000,000.
Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
35 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1.	Significant Accounting Policies Continued
During the fiscal year ended March 31, 2011, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of March 31, 2011, the Fund had available for federal income tax purposes post-October losses of $437,682 which will expire in 2020 if unutilized and unused capital loss carryforwards as follows:

Expiring

2016	$91,561
2017	190,675
2018	1,937,724
2019	12,269

Total	$2,232,229

As of September 30, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $2,789,033 expiring by 2020, of which $119,122 expires in 2020. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended September 30, 2011, it is estimated that the Fund will not utilize any capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$74,106,165	[1]

Gross unrealized appreciation	$3,721,479
Gross unrealized depreciation	(1,532,919)

Net unrealized appreciation	$2,188,560

1.	The Federal tax cost of securities does not include cost of $5,975,575, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.
36 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended September 30, 2011, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$145
Payments Made to Retired Trustees	—
Accumulated Liability as of September 30, 2011	957
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
37 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings. Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended September 30, 2011[1]		Year Ended March 31, 2011
	Shares	Amount	Shares	Amount

Class A
Sold	752,092	$8,954,855	2,382,812	$28,424,456
Dividends and/or distributions reinvested	103,469	1,228,644	171,873	2,022,421
Redeemed	(442,685)	(5,262,850)	(1,035,717)	(12,085,603)

Net increase	412,876	$4,920,649	1,518,968	$18,361,274

38 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

	Six Months Ended September 30, 2011[1]		Year Ended March 31, 2011
	Shares	Amount	Shares	Amount

Class B
Sold	10,936	$129,737	84,126	$1,004,099
Dividends and/or distributions reinvested	3,358	39,842	5,808	68,213
Redeemed	(4,827)	(57,516)	(39,353)	(451,143)

Net increase	9,467	$112,063	50,581	$621,169

Class C
Sold	250,976	$2,995,654	1,337,897	$16,059,935
Dividends and/or distributions reinvested	24,285	287,985	49,588	583,683
Redeemed	(143,122)	(1,686,856)	(747,959)	(8,483,130)

Net increase	132,139	$1,596,783	639,526	$8,160,488

Class Y
Sold	84	$1,000	—	$—
Dividends and/or distributions reinvested	—	—	—	—
Redeemed	—	—	—	—

Net increase	84	$1,000	—	$—

1.	For the six months ended September 30, 2011, for Class A, B, and C shares, and for the period from July 29, 2011 (inception of offering) to September 30, 2011 for Class Y shares.
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended September 30, 2011, were as follows:

	Purchases	Sales

Investment securities	$2,835,659	$379,933
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $500 million	0.55%
Next $500 million	0.50
Next $500 million	0.45
Over $1.5 billion	0.40
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended September 30, 2011, the Fund paid $27,710 to OFS for services to the Fund.
39 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2011 were as follows:

Class B	$65,807
Class C	246,606
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the
40 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Six Months Ended	Distributor	Distributor	Distributor	Distributor

September 30, 2011	$29,622	$—	$1,298	$2,118
Waivers and Reimbursements of Expenses. The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, excluding interest and fees from borrowings and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net assets for both Class B and Class C shares and 0.80% of average annual nets assets for Class Y shares. During the six months ended September 30, 2011, the Manager reimbursed $43,513, $2,491 and $17,263 for Class A, Class B and Class C shares, respectively.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to June 1, 2011. Effective June 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes.
     The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.
41 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Borrowings Continued
     The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
     The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1818% as of September 30, 2011). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the six months ended September 30, 2011 equal 0.10% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
Details of the borrowings for the six months ended September 30, 2011 are as follows:

Average Daily Loan Balance	$1,998,907
Average Daily Interest Rate	0.177%
Fees Paid	$25,925
Interest Paid	$2,224
As of September 30, 2011, the Fund had no such borrowings outstanding.
6. Reverse Repurchase Agreements
The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.
     The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits
42 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the six months ended September 30, 2011 are included in expenses on the Fund’s Statement of Operations and equal 0.02% of the Fund’s average net assets on an annualized basis.
     The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.
     The Fund executed no transactions under the Facility during the six months ended September 30, 2011.
7. Pending Litigation
Since 2009, a number of class action, derivative and individual lawsuits have been pending in federal and state courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities laws and various states’ securities, consumer protection and common law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. On June 1, 2011, the U.S. District Court for the District of Colorado gave preliminary approval to stipulations and agreements of settlement in certain putative class action lawsuits involving two
43 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
7. Pending Litigation Continued
Defendant Funds, Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund. On September 30, 2011, the court entered orders and final judgments approving the settlements as fair, reasonable and adequate. Those orders are not subject to further appeal. These settlements do not resolve other outstanding lawsuits relating to Oppenheimer Champion Income Fund and Oppenheimer Core Bond Fund, nor do the settlements affect certain other putative class action lawsuits pending in federal court against the Manager, the Distributor, and other Defendant Funds and their independent trustees.
     In 2009, what are claimed to be derivative lawsuits were filed in New Mexico state court against the Manager and a subsidiary (but not against the Fund) on behalf of the New Mexico Education Plan Trust challenging a settlement reached in 2010 between the Manager, its subsidiary and the Distributor and the board of the New Mexico section 529 college savings plan. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses. On September 9, 2011, the court denied plaintiffs’ request for a hearing to determine the fairness of the settlement, finding that plaintiffs lacked standing to pursue derivative claims on behalf of the Trust. On October 27, 2011, the parties to these actions filed a joint motion to dismiss the lawsuits with prejudice, which the court granted on October 28, 2011.
     Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. On July 29, 2011, a stipulation of settlement between certain affiliates of the Manager and the Trustee appointed under the Securities Investor Protection Act to liquidate BLMIS was filed in the U.S. Bankruptcy Court for the Southern District of New York to resolve purported preference and fraudulent transfer claims by the Trustee. On September 22, 2011, the court entered an order approving the settlement as fair, reasonable and adequate.
44 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

In October 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The aforementioned settlements do not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.
     On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.
     The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.
45 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

CREDIT ALLOCATION Unaudited
This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.
     The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.
     The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.
     The credit allocations below are as of September 30, 2011 and are subject to change. The percentages are based on total assets and the market value of the Fund’s securities as of September 30, 2011 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

		Unrated by a NRSRO;
		Internally Rated
	NRSRO-Rated	by the Manager	Total

AAA	3.2%	0.0%	3.2%
AA	26.6	0.0	26.6
A	19.4	0.0	19.4
BBB	11.0	21.0	32.0
BB or lower	0.7	18.1	18.8

Total	60.9%	39.1%	100.0%
46 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited
Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.
     The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.
     Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.
     Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.
47 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT Unaudited / Continued
     The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles S. Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources, that the Fund benefits from the services provided under the Agreement.
     Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load Minnesota municipal debt funds. The Board noted that the Fund’s one-year performance was better than its peer group median although its three-year performance was below its peer group median.
     Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load Minnesota municipal debt funds with comparable asset levels and distribution features. The Board noted that the Manager has voluntarily agreed to waive management fees and/or reimburse Fund expenses so that “Total Annual Fund Operating Expenses,” excluding interest and fees from borrowing and interest and related expenses from inverse floaters, would not exceed 0.80% of average annual net assets for Class A shares, 1.55% of average annual net
48 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

assets for Class B and Class C shares, and 0.80% of average annual net assets for Class Y shares. These waivers and/or expense reimbursements may be amended or withdrawn at any time without notice to shareholders. The Board noted that the Fund’s actual management fees and total expenses were lower than its peer group median and average although its contractual management fees were higher than its peer group median and average.
     Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.
     Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.
     Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.
     Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement through September 30, 2012. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.
49 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
50 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Trustees and Officers	Brian F. Wruble, Chairman of the Board of Trustees and Trustee
David K. Downes, Trustee
Matthew P. Fink, Trustee
Phillip A. Griffiths, Trustee
Mary F. Miller, Trustee
Joel W. Motley, Trustee
Mary Ann Tynan, Trustee
Joseph M. Wikler, Trustee
Peter I. Wold, Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Daniel G. Loughran, Vice President
Scott S. Cottier, Vice President
Troy E. Willis, Vice President
Mark R. DeMitry, Vice President
Michael L. Camarella, Vice President
Richard Stein, Vice President
Arthur S. Gabinet, Secretary
Christina M. Nasta, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Legal Counsel	Kramer Levin Naftalis & Frankel LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
51 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
52 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.525.7048.
53 | OPPENHEIMER ROCHESTER MINNESOTA MUNICIPAL FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/30/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Rochester Minnesota Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 11/9/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date: 11/9/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date: 11/9/2011